Schedule of investments

Delaware Equity Income Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.08%
Communication Services - 11.53%
AT&T	306,600	$9,268,518
Comcast Class A	238,388	9,292,364
Verizon Communications	168,600	9,294,918
Walt Disney	87,677	9,776,862
		37,632,662
Consumer Discretionary - 6.60%
Dollar Tree †	115,400	10,695,272
Lowe’s	80,300	10,850,136
		21,545,408
Consumer Staples - 9.31%
Archer-Daniels-Midland	250,675	10,001,933
Conagra Brands	293,700	10,329,429
Mondelez International Class A	196,500	10,047,045
		30,378,407
Energy - 3.14%
ConocoPhillips	243,820	10,245,316
		10,245,316
Financials - 15.25%
Allstate	102,700	9,960,873
American International Group	311,500	9,712,570
Bank of New York Mellon	268,000	10,358,200
Marsh & McLennan	100,000	10,737,000
Truist Financial	239,200	8,981,960
		49,750,603
Healthcare - 20.61%
Abbott Laboratories	101,800	9,307,574
Cardinal Health	202,500	10,568,475
Cigna	50,600	9,495,090
CVS Health	164,800	10,707,056
Johnson & Johnson	65,400	9,197,202
Merck & Co.	118,200	9,140,406
Pfizer	269,900	8,825,730
		67,241,533
Industrials - 8.16%
Caterpillar	73,226	9,263,089
Northrop Grumman	29,200	8,977,248
Raytheon Technologies	136,352	8,402,010
		26,642,347
Information Technology - 15.79%
Broadcom	33,800	10,667,618

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Schedule of investments

Delaware Equity Income Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cisco Systems	232,800	$10,857,792
Cognizant Technology Solutions Class A	173,752	9,872,589
Intel	156,300	9,351,429
Oracle	194,900	10,772,123
		51,521,551
Materials - 3.32%
DuPont de Nemours	204,200	10,849,146
		10,849,146
Real Estate - 2.64%
Equity Residential	146,300	8,605,366
		8,605,366
Utilities - 2.73%
Edison International	164,200	8,917,702
		8,917,702
Total Common Stock (cost $327,250,650)		323,330,041

Short-Term Investments – 0.82%
Money Market Mutual Funds - 0.82%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	531,889	531,889
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	531,889	531,889
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	531,889	531,889
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	531,889	531,889
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	531,889	531,889
Total Short-Term Investments (cost $2,659,445)		2,659,445

Total Value of Securities – 99.90%
(cost $329,910,095)		325,989,486

Receivables and Other Assets Net of Liabilities – 0.10%		339,048
Net Assets Applicable to 53,385,612 Shares Outstanding – 100.00%		$326,328,534

† Non-income producing security.

GS – Goldman Sachs

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